Income Taxes (Tables)	12 Months Ended
Nov. 03, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
As a result of the Redomiciliation Transaction on April 4, 2018, the following references to domestic activities represent the U.S. for fiscal years 2019 and 2018 and Singapore for fiscal year 2017. The following table presents the components of income from continuing operations before income taxes for financial reporting purposes:

	Fiscal Year
	2019	2018	2017

	(In millions)
Domestic income (loss)	$(4,116)	$(705)	$2,102
Foreign income (loss)	6,342	5,250	(277)
Income from continuing operations before income taxes	$2,226	$4,545	$1,825

Schedule of Components of Income Tax Expense (Benefit)	Significant components of the provision for (benefit from) income taxes are as follows:

	Fiscal Year
	2019	2018	2017

	(In millions)
Current tax expense (benefit from):
Federal	$(49)	$255	$112
State	(16)	38	—
Foreign	342	171	158
	277	464	270
Deferred tax expense (benefit from):
Federal	(497)	(8,666)	(1)
State	(113)	(103)	—
Foreign	(177)	221	(234)
	(787)	(8,548)	(235)
Total provision for (benefit from) income taxes	$(510)	$(8,084)	$35

Schedule of Effective Income Tax Rate Reconciliation

	Fiscal Year
	2019	2018	2017
Statutory tax rate	21.0%	21.0%	17.0%
State, net of federal benefit	(4.6)	(1.1)	—
2017 Tax reform	5.1	(159.0)	—
Redomiciliation transaction withholding tax remeasurement	—	(25.6)	—
Foreign income taxed at different rates	(52.5)	(16.3)	(0.8)
Excess tax benefits from stock-based compensation	(10.4)	(4.0)	—
Research and development credit	(7.6)	(2.9)	—
Deemed inclusion of foreign earnings	25.9	4.7	—
Tax holidays and concessions	—	—	(13.0)
Other, net	0.2	5.3	(1.3)
Effective tax rate on income before income taxes	(22.9)%	(177.9)%	1.9%

Schedule of Deferred Tax Assets and Liabilities

	November 3, 2019	November 4, 2018

	(In millions)
Deferred income tax assets:
Net operating loss, credit and other carryforwards	$1,733	$1,421
Deferred revenue	316	—
Employee stock awards	218	159
Other deferred income tax assets	313	226
Gross deferred income tax assets	2,580	1,806
Less valuation allowance	(1,563)	(1,347)
Deferred income tax assets	1,017	459
Deferred income tax liabilities:
Depreciation and amortization	2,360	316
Foreign earnings not indefinitely reinvested	138	16
Other deferred income tax liabilities	—	12
Deferred income tax liabilities	2,498	344

Net deferred income tax assets (liabilities)	$(1,481)	$115

The following table presents net deferred income tax assets (liabilities) as reflected on the consolidated balance sheets:

	November 3, 2019	November 4, 2018

	(In millions)
Other long-term assets	$50	$284
Other long-term liabilities	(1,531)	(169)
Net long-term income tax assets (liabilities)	$(1,481)	$115

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
The following table reconciles the beginning and ending balance of gross unrecognized tax benefits:

	Fiscal Year
	2019	2018	2017

	(In millions)
Beginning balance	$4,030	$2,256	$1,983
Lapses of statutes of limitations	(36)	(20)	(12)
Increases in balances related to tax positions taken during prior periods (including those related to acquisitions made during the year)	467	361	47
Decreases in balances related to tax positions taken during prior periods	(270)	(289)	(32)
Increases in balances related to tax positions taken during current period	460	1,726	391
Decreases in balances related to settlement with taxing authorities	(229)	(4)	(121)
Ending balance	$4,422	$4,030	$2,256